SHAREHOLDERS' EQUITY (Status of the Company's Share Option Plans)(Details) (USD $)	12 Months Ended			260 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Share options
Outstanding - beginning of year	1,707,702	1,844,347	1,575,814
Options granted	392,879	383,537	452,494	10,734,967
Options exercised	473,616	513,896	131,922	4,821,679
Cancelled	92,323	6,286	52,039	4,378,646
Outstanding - year end	1,534,642	1,707,702	1,844,347	1,534,642
Options exercisable at year-end	644,685	738,915	867,134	644,685
Weighted average exercise price
Outstanding - beginning of year	$ 7.48	$ 5.75	$ 4.84
Granted	$ 10.77	$ 8.87	$ 7.98
Exercised	$ 5.48	$ 2.34	$ 2.03
Cancelled	$ 8.09	$ 5.73	$ 7.1
Outstanding - year end	$ 8.9	$ 7.48	$ 5.75	$ 8.9
Options exercisable at year-end	$ 8.11	$ 6.35	$ 3.86	$ 8.11